Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Warrant Liabilities [Member]
Fair Value Measurements Details Scheduleoffairvalueofwarrantliabilities [Line Items]
Initial measurement on January 20, 2021	$ 29,708,700
Change in valuation inputs or other assumptions	(3,792,600)
Fair value as of June 30, 2021	25,916,100
Private Placement [Member]
Fair Value Measurements Details Scheduleoffairvalueofwarrantliabilities [Line Items]
Initial measurement on January 20, 2021	10,250,700
Change in valuation inputs or other assumptions	(1,308,600)
Fair value as of June 30, 2021	8,942,100
Public [Member]
Fair Value Measurements Details Scheduleoffairvalueofwarrantliabilities [Line Items]
Initial measurement on January 20, 2021	19,458,000
Change in valuation inputs or other assumptions	(2,484,000)
Fair value as of June 30, 2021	$ 16,974,000